John Mahon	Writer’s E-mail Address
202.729.7477	John.Mahon@srz.com

February 23, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	YieldStreet Prism Fund Inc.

Registration Statement on Form N-2

Ladies and Gentleman:

On behalf of YieldStreet Prism Fund Inc. (the “Company”), we are transmitting for filing with the Securities and Exchange Commission the Company’s Post-Effective Amendment No. 3 to the Company’s Registration Statement on Form N-2 (the “Registration Statement”). We are filing the Registration Statement with the Commission for the sole purpose of updating certain financial and other information contained therein. Accordingly, we respectfully request expedited review of the Registration Statement by the staff of the Commission.

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If you have any questions or additional comments concerning the foregoing, please contact the undersigned at (202) 729-7477.

Sincerely, /s/ John J. Mahon John J. Mahon

cc:	Ivor Wolk, General Counsel/ YieldStreet Prism Fund Inc.